Significant accounting judgments, estimates and assumptions	12 Months Ended
Mar. 31, 2021
Disclosure Of Accounting Judgements And Estimates [Abstract]
Significant accounting judgments, estimates and assumptions
55	Significant accounting judgments, estimates and assumptions
The preparation of consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.
In the process of applying the accounting policies management has made certain judgments, estimates and assumptions. The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond control of the Group. Such changes are reflected in assumptions when they occur.
A) Accounting judgements
Taxes
Deferred tax assets are recognised for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilised. Significant management judgment is required to determine the amount of deferred tax assets that can be recognised, based upon the likely timing and the level of future taxable profits together with future tax planning strategies.
The Group makes various assumptions and estimates while computing deferred taxes which include production related data (PLFs), projected operations and maintenance costs, projected finance costs, proposed availment of deduction under section 80IA of the Income Tax Act, 1961 and the period over which such deduction shall be availed, usage of brought forward losses etc. While these assumptions are based on best available facts in the knowledge of management as on the balance sheet date however, they are subject to change year on year depending on the actual tax laws and other variables in the respective year. Given that the actual assumptions which would be used to file the return of income shall depend upon the tax laws prevailing in respective year, management shall continue to reassess these assumptions while calculating the deferred taxes on each reporting date and the impact due to such change, if any, is considered in the respective year.

Identification of a lease
Management has assessed applicability of IFRS 16 - ‘Leases’, for certain PPAs of the Group. In assessing the applicability, the management has exercised significant judgement in relation to the underlying rights and risks related to operations of the plant, control over design of the plant etc., in concluding that the PPA do not meet the criteria for recognition as a lease.
B) Estimates and assumptions
Capitalisation of internal costs
The Group capitalises certain internal costs incurred in connection with development of its wind and solar power Projects as eligible cost of property, plant and equipment as per IAS 16. The capitalisation of these costs during the construction period (including internal Employee benefit costs and other common expenses) begins when development efforts commence and ends when the asset is ready for its intended use. These expenses are allocated to all the wind and solar power projects of the Group in the form of ‘Management Shared Services’. Allocation of cost to the entities involves various estimates including retention for costs of management of investments in subsidiaries, allocation of cost for projects under construction vis-a-vis
operating projects, profit
mark-up
which are assessed through an external expert. The capitalisation of internal costs increases construction in progress recognized during development of the related project asset and depreciated over its estimated useful life.
The Group capitalised such internal costs amounting to INR 1,649 during the year ended 31 March 2021 (31 March 2020: INR 1,713, 31 March 2019: INR 1,517).
Fair value measurement of financial instruments
When the fair values of financial assets and financial liabilities recorded in the balance sheet cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques including the DCF model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values. Assumptions include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments. See note 46 and 47 for further disclosures.
Useful life of depreciable assets
The useful lives and residual values of Group’s assets are determined by management at the time asset is acquired and are reviewed periodically, including at each financial year end. The useful lives and residual values are based on technical assessments, historical experience with similar assets as well as anticipation of future events, which may impact their life. These judgements best represent the period over which management expects to use its assets and its residual value.

Provision for decommissioning costs
Upon the expiration of the life of the wind and solar power plants, the Group considers a constructive obligation to remove the wind and solar power plant and restore the land. The Group records the fair value of the liability for the obligation to retire the asset in the period in which the obligation is incurred, which is generally when the asset is constructed. In determining the fair value of the provision, assumptions and estimates are made in relation to discount rates, the expected cost to decommission the power projects from the site and the expected timing of those costs. Refer note 25 for further disclosures.
Impairment of goodwill
The key assumptions used to determine the recoverable amount for the different CGUs are disclosed and further explained in note 6.
Provision for expected credit losses of trade receivables
The Group uses a provision matrix to calculate ECLs for trade receivables. The provision rates are based on days past due for groupings of various customer segments that have similar loss patterns (i.e., by geography, product type, customer type and rating etc.).
The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analysed. The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future. The information about the ECLs on the Group’s trade receivables is disclosed in note 10.